Leases (Tables)	12 Months Ended
Mar. 31, 2023
Presentation of leases for lessee [abstract]
Summary of carrying amounts of lease liabilities carried at amortized cost	Set out below are the carrying amounts of lease liabilities carried at amortised cost and the movements during the year:

	For the year ended March 31,
Particulars	2021	2022	2023	2023
	(INR)	(INR)	(INR)	(USD)
Opening balance	1,646	2,112	3,454	42
Additions	1,101	1,229	2,725	33
Asset acquisition (refer Note 56)	—	128	—	—
Acquisition of subsidiary	17	—	—	—
Capitalised during the year	105	114	108	1
Accretion of interest	113	166	416	5
Lease modification during the year	(26)	—	—	—
Disposal of subsidiary	(596)	—	—	—
Payments	(248)	(295)	(534)	(6)
Closing balance	2,112	3,454	6,169	75

Current	330	455	698	8
Non-current	1,782	2,999	5,471	67

Notes:

a)
There are no restrictions or covenants imposed by leases.
b)
Refer Note 37 for rental expense recorded for short-term leases and low value leases.
c)
There are no amounts payable toward variable lease expense recognised for the years ended March 31, 2023, 2022 and 2021.
d)
The maturity analysis of lease liabilities are disclosed in Note 50.
e)
There are no leases which have not yet commenced to which the lessee is committed.
f)
The effective interest rate for lease liabilities is 9.62% (March 31, 2022: 10.08%, March 31, 2021: 10.40%).